Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents

12Cash and cash equivalents

Cash and cash equivalents include the following:

	As of December 31,
in 000€	2024	2023	2022
Cash at bank	97,323	119,606	26,028
Cash equivalents	4,981	7,967	114,839
Total	102,304	127,573	140,867

For the year ended December 31, 2024, cash at banks earned an interest income of €4.2 million, based on short-term deposit rates.

There were no cash balances on a restricted bank account per December 31, 2024, 2023 or 2022.